Distribution Date:	02/17/23	WFRBS Commercial Mortgage Trust 2013-C14
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: Investor Relations	(704) 374-6161
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28202-0901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	26		General Contact	(312) 332-7457
Modified Loan Detail	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890PAA2	0.836000%	61,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890PAB0	2.133000%	48,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890PAC8	2.939000%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92890PBS2	5.184860%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92890PBU7	3.099000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890PAD6	3.073000%	160,000,000.00	129,997,211.68	52,763,132.62	332,901.19	0.00	0.00	53,096,033.81	77,234,079.06	43.74%	30.00%
A-4FL	92890PBC7	5.114860%	95,000,000.00	77,185,844.44	31,328,110.00	328,995.66	0.00	0.00	31,657,105.66	45,857,734.44	43.74%	30.00%
A-4FX	92890PBE3	3.337000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890PAE4	3.337000%	437,741,000.00	437,741,000.00	0.00	1,217,284.76	0.00	0.00	1,217,284.76	437,741,000.00	43.74%	30.00%
A-SB	92890PAF1	2.977000%	116,194,000.00	4,051,118.69	1,883,153.84	10,050.15	0.00	0.00	1,893,203.99	2,167,964.85	43.74%	30.00%
A-S	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00	32.91%	22.62%
B	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00	22.63%	15.62%
C	92890PAJ3	3.956089%	53,271,000.00	53,271,000.00	0.00	175,620.69	0.00	0.00	175,620.69	53,271,000.00	17.31%	12.00%
D	92890PBG8	3.956089%	77,151,000.00	77,151,000.00	0.00	254,346.86	0.00	0.00	254,346.86	77,151,000.00	9.60%	6.75%
E	92890PBJ2	3.250000%	25,717,000.00	25,717,000.00	0.00	69,650.21	0.00	0.00	69,650.21	25,717,000.00	7.03%	5.00%
F	92890PBL7	3.250000%	16,532,000.00	16,532,000.00	0.00	44,774.17	0.00	0.00	44,774.17	16,532,000.00	5.38%	3.88%
G	92890PBN3	3.250000%	56,945,239.00	53,811,080.20	0.00	89,518.25	0.00	0.00	89,518.25	53,811,080.20	0.00%	0.00%
R	92890PBQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890PBX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,469,544,241.02	1,086,704,255.01	85,974,396.46	3,167,426.89	0.00	0.00	89,141,823.35	1,000,729,858.55

X-A	92890PAL8	0.644721%	1,137,060,000.00	757,354,174.81	0.00	406,901.80	0.00	0.00	406,901.80	671,379,778.35
X-B	92890PAM6	0.115089%	102,868,000.00	102,868,000.00	0.00	9,865.82	0.00	0.00	9,865.82	102,868,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-C	92890PBA1	0.706089%	99,194,239.00	96,060,080.20	0.00	56,522.48	0.00	0.00	56,522.48	96,060,080.20
Notional SubTotal			1,339,122,239.00	956,282,255.01	0.00	473,290.10	0.00	0.00	473,290.10	870,307,858.55

Deal Distribution Total					85,974,396.46	3,640,716.99	0.00	0.00	89,615,113.45

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92890PBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92890PBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890PAD6	812.48257300	329.76957888	2.08063244	0.00000000	0.00000000	0.00000000	0.00000000	331.85021131	482.71299413
A-4FL	92890PBC7	812.48257305	329.76957895	3.46311221	0.00000000	0.00000000	0.00000000	0.00000000	333.23269116	482.71299411
A-4FX	92890PBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890PAE4	1,000.00000000	0.00000000	2.78083332	0.00000000	0.00000000	0.00000000	0.00000000	2.78083332	1,000.00000000
A-SB	92890PAF1	34.86512806	16.20698005	0.08649457	0.00000000	0.00000000	0.00000000	0.00000000	16.29347462	18.65814801
A-S	92890PAG9	1,000.00000000	0.00000000	2.90666670	0.00000000	0.00000000	0.00000000	0.00000000	2.90666670	1,000.00000000
B	92890PAH7	1,000.00000000	0.00000000	3.20083330	0.00000000	0.00000000	0.00000000	0.00000000	3.20083330	1,000.00000000
C	92890PAJ3	1,000.00000000	0.00000000	3.29674100	0.00000000	0.00000000	0.00000000	0.00000000	3.29674100	1,000.00000000
D	92890PBG8	1,000.00000000	0.00000000	3.29674094	0.00000000	0.00000000	0.00000000	0.00000000	3.29674094	1,000.00000000
E	92890PBJ2	1,000.00000000	0.00000000	2.70833340	0.00000000	0.00000000	0.00000000	0.00000000	2.70833340	1,000.00000000
F	92890PBL7	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
G	92890PBN3	944.96188171	0.00000000	1.57200587	0.98726585	59.26098177	0.00000000	0.00000000	1.57200587	944.96188171
R	92890PBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890PBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890PAL8	666.06351011	0.00000000	0.35785429	0.00000000	0.00000000	0.00000000	0.00000000	0.35785429	590.45237573
X-B	92890PAM6	1,000.00000000	0.00000000	0.09590757	0.00000000	0.00000000	0.00000000	0.00000000	0.09590757	1,000.00000000
X-C	92890PBA1	968.40382232	0.00000000	0.56981616	0.00000000	0.00000000	0.00000000	0.00000000	0.56981616	968.40382232

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/23 - 01/30/23	30	0.00	332,901.19	0.00	332,901.19	0.00	0.00	0.00	332,901.19	0.00
A-4FL	01/18/23 - 02/16/23	30	0.00	328,995.66	0.00	328,995.66	0.00	0.00	0.00	328,995.66	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	01/01/23 - 01/30/23	30	0.00	1,217,284.76	0.00	1,217,284.76	0.00	0.00	0.00	1,217,284.76	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	10,050.15	0.00	10,050.15	0.00	0.00	0.00	10,050.15	0.00
X-A	01/01/23 - 01/30/23	30	0.00	406,901.80	0.00	406,901.80	0.00	0.00	0.00	406,901.80	0.00
X-B	01/01/23 - 01/30/23	30	0.00	9,865.82	0.00	9,865.82	0.00	0.00	0.00	9,865.82	0.00
X-C	01/01/23 - 01/30/23	30	0.00	56,522.48	0.00	56,522.48	0.00	0.00	0.00	56,522.48	0.00
A-S	01/01/23 - 01/30/23	30	0.00	315,021.63	0.00	315,021.63	0.00	0.00	0.00	315,021.63	0.00
B	01/01/23 - 01/30/23	30	0.00	329,263.32	0.00	329,263.32	0.00	0.00	0.00	329,263.32	0.00
C	01/01/23 - 01/30/23	30	0.00	175,620.69	0.00	175,620.69	0.00	0.00	0.00	175,620.69	0.00
D	01/01/23 - 01/30/23	30	0.00	254,346.86	0.00	254,346.86	0.00	0.00	0.00	254,346.86	0.00
E	01/01/23 - 01/30/23	30	0.00	69,650.21	0.00	69,650.21	0.00	0.00	0.00	69,650.21	0.00
F	01/01/23 - 01/30/23	30	0.00	44,774.17	0.00	44,774.17	0.00	0.00	0.00	44,774.17	0.00
G	01/01/23 - 01/30/23	30	3,318,410.68	145,738.34	0.00	145,738.34	56,220.09	0.00	0.00	89,518.25	3,374,630.77
Totals			3,318,410.68	3,696,937.08	0.00	3,696,937.08	56,220.09	0.00	0.00	3,640,716.99	3,374,630.77

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92890PAJ3	3.956089%	53,271,000.00	53,271,000.00	0.00	175,620.69	0.00	0.00	175,620.69	53,271,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,518,000.03	264,518,000.00	0.00	819,905.64	0.00	0.00	819,905.64	264,518,000.00

Exchangeable Certificate Details
PEX	92890PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	89,615,113.45
Benchmark: LIBOR 1-Month
Current Period %	4.464860
Next Period %	4.601430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,734,125.70	Master Servicing Fee	27,950.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,582.73
Interest Adjustments	0.00	Trustee Fee	318.16
Deferred Interest	0.00	Trust Advisor Fee	1,272.85
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,734,125.70	Total Fees	32,123.89

Principal		Expenses/Reimbursements
Scheduled Principal	7,313,184.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,486.13
Principal Prepayments	78,661,212.33	Special Servicing Fees (Monthly)	46,733.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	85,974,396.46	Total Expenses/Reimbursements	56,220.09

		Interest Reserve Deposit	119,419.41

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,640,716.99
Excess Liquidation Proceeds	0.00	Principal Distribution	85,974,396.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	114,354.68	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	114,354.68	Total Payments to Certificateholders and Others	89,615,113.45
Total Funds Collected	89,822,876.84	Total Funds Distributed	89,822,876.84

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,086,704,255.01	1,086,704,255.01	Beginning Certificate Balance	1,086,704,255.01
(-) Scheduled Principal Collections	7,313,184.13	7,313,184.13	(-) Principal Distributions	85,974,396.46
(-) Unscheduled Principal Collections	78,661,212.33	78,661,212.33	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,000,729,858.55	1,000,729,858.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,089,137,356.26	1,089,137,356.26	Ending Certificate Balance	1,000,729,858.55
Ending Actual Collateral Balance	1,003,288,275.09	1,003,288,275.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP
2,000,000 or less	2	2,929,860.41	0.29%	1	4.2675	1.305013	1.40 or less	8	161,719,027.90	16.16%	2	4.1222	0.624320
2,000,001 to 3,000,000	5	11,813,005.92	1.18%	2	4.4141	2.495502	1.41 to 1.50	2	7,610,063.21	0.76%	2	4.2376	1.492843
3,000,001 to 4,000,000	4	14,360,206.47	1.43%	2	4.3231	1.904526	1.51 to 1.60	2	15,476,285.47	1.55%	2	4.2068	1.586484
4,000,001 to 5,000,000	2	8,568,858.15	0.86%	1	4.4407	2.396920	1.61 to 1.70	2	6,518,017.93	0.65%	2	4.3324	1.662177
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	159,215,338.17	15.91%	(13)	3.7673	1.749063
6,000,001 to 7,000,000	4	25,645,932.80	2.56%	2	4.1993	2.194000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	19,350,972.97	1.93%	2	4.4308	1.965408
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	169,659,918.56	16.95%	3	3.8720	2.029222
9,000,001 to 10,000,000	2	19,242,338.12	1.92%	3	4.4172	1.332085	2.26 to 2.50	4	20,515,337.17	2.05%	3	4.5076	2.426189
10,000,001 to 15,000,000	4	48,515,223.70	4.85%	3	4.1475	1.006638	2.51 to 2.75	1	6,190,457.34	0.62%	2	3.9900	2.594300
15,000,001 to 20,000,000	3	52,776,532.51	5.27%	3	4.3860	1.051448	2.76 or greater	6	278,759,260.28	27.86%	2	3.8914	3.128731
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
30,000,001 to 50,000,000	1	30,163,666.89	3.01%	2	3.9700	2.010600
50,000,001 to 70,000,000	2	120,906,110.87	12.08%	2	3.8089	2.491540
70,000,001 to 90,000,000	2	154,483,715.86	15.44%	2	4.0358	1.721769
90,000,001 or greater	3	355,609,227.30	35.53%	(4)	3.7759	2.393644
Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	155,715,179.55	15.56%	2	4.1954	NAP
							Defeased	26	155,715,179.55	15.56%	2	4.1954	NAP
Alabama	1	17,432,233.64	1.74%	2	4.4500	0.656700
							Lodging	4	101,164,122.91	10.11%	1	4.2194	2.638087
Arizona	6	15,874,702.52	1.59%	2	4.1564	1.829630
							Mixed Use	3	22,922,935.85	2.29%	3	4.1405	1.242477
California	3	133,688,753.92	13.36%	3	3.8478	2.056246
							Mobile Home Park	9	42,742,265.92	4.27%	2	4.0885	2.033254
Delaware	1	30,163,666.89	3.01%	2	3.9700	2.010600
							Multi-Family	1	6,204,004.37	0.62%	2	3.9900	2.769000
Florida	4	81,867,649.55	8.18%	1	4.1628	2.785908
							Office	5	234,027,539.71	23.39%	3	3.9110	2.213993
Georgia	2	194,300,000.00	19.42%	3	3.7788	3.219283
							Retail	15	433,172,395.93	43.29%	(3)	3.8747	1.881671
Kentucky	1	3,874,913.37	0.39%	2	4.3000	1.677100
							Self Storage	2	4,781,414.30	0.48%	1	4.5321	2.891870
Maryland	2	117,800,785.08	11.77%	(19)	3.7057	1.629755
							Totals	65	1,000,729,858.55	100.00%	0	3.9870	1.997625
Michigan	3	9,052,504.29	0.90%	2	4.5153	2.004991

New York	2	14,271,019.34	1.43%	4	4.0887	(1.214378)

North Carolina	3	98,274,321.93	9.82%	2	4.0164	0.926888

Ohio	1	17,759,213.16	1.77%	3	4.2300	1.173800

Pennsylvania	1	11,660,358.73	1.17%	4	4.0500	2.122000

Tennessee	1	2,138,309.74	0.21%	2	4.7200	4.438900

Texas	3	7,026,684.27	0.70%	2	4.5008	1.793498

Virginia	3	66,040,472.48	6.60%	3	4.0763	1.793189

Wisconsin	2	23,789,090.08	2.38%	3	4.3522	1.697296

Totals	65	1,000,729,858.55	100.00%	0	3.9870	1.997625

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP
	3.750% or less	2	178,309,227.30	17.82%	(12)	3.6627	2.262885	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	7	422,836,558.92	42.25%	3	3.8841	2.129104	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	150,138,095.86	15.00%	2	4.1509	1.891956	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	66,871,016.79	6.68%	2	4.4106	1.432029	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	26,859,780.13	2.68%	3	4.5820	2.342699	49 months or greater	34	845,014,679.00	84.44%	(1)	3.9486	2.066824
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP
	60 months or less	34	845,014,679.00	84.44%	(1)	3.9486	2.066824	Interest Only	5	438,109,227.30	43.78%	(3)	3.7677	2.384987
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	52,578,394.50	5.25%	2	4.3762	1.749566
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	23	354,327,057.20	35.41%	2	4.1089	1.720508
	Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	155,715,179.55	15.56%	2	4.1954	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	827,429,593.29	82.68%	(1)	3.9373	2.082713
	13 to 24 months	1	17,585,085.71	1.76%	3	4.4800	1.319200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,000,729,858.55	100.00%	0	3.9870	1.997625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	440000225	OF	Atlanta	GA	Actual/360	3.840%	411,018.67	0.00	0.00	05/01/23	05/01/43	--	124,300,000.00	124,300,000.00	02/01/23
3	310918346	RT	San Jose	CA	Actual/360	3.815%	404,072.08	0.00	0.00	05/01/23	05/01/33	--	123,000,000.00	123,000,000.00	02/01/23
4	310919320	RT	Baltimore	MD	Actual/360	3.658%	341,168.05	0.00	0.00	N/A	05/01/21	--	108,309,227.30	108,309,227.30	02/01/23
5	790913887	OF	Charlotte	NC	Actual/360	3.935%	278,600.28	147,707.74	0.00	04/01/23	05/01/23	--	82,220,027.19	82,072,319.45	02/01/23
6	780918841	LO	Islamorada	FL	Actual/360	4.150%	259,320.03	153,867.79	0.00	03/01/23	05/01/23	--	72,565,264.20	72,411,396.41	02/01/23
7	440000226	RT	Atlanta	GA	Actual/360	3.670%	221,219.44	0.00	0.00	04/01/23	05/01/23	--	70,000,000.00	70,000,000.00	02/01/23
8	310918201	OF	Chicago	IL	Actual/360	3.962%	215,180.99	63,063,117.88	0.00	04/01/23	05/01/23	--	63,063,117.88	0.00	02/01/23
9	310919140	RT	Ashburn	VA	Actual/360	4.000%	175,724.66	110,724.52	0.00	N/A	05/01/23	--	51,016,835.39	50,906,110.87	02/01/23
10	440000230	MH	Rehoboth Beach	DE	Actual/360	3.970%	103,301.34	53,675.49	0.00	04/01/23	06/01/23	--	30,217,342.38	30,163,666.89	02/01/23
12	300470012	Various Coral Springs		FL	Actual/360	4.170%	66,694.04	45,377.55	0.00	N/A	05/01/23	--	18,573,414.25	18,528,036.70	02/01/23
13	440000231	OF	Los Angeles	CA	Actual/360	4.155%	65,131.00	44,307.72	0.00	N/A	03/01/23	--	18,203,609.83	18,159,302.11	02/01/23
14	440000219	OF	Columbus	OH	Actual/360	4.230%	64,845.01	43,124.33	0.00	N/A	05/01/23	--	17,802,337.49	17,759,213.16	11/01/22
15	300470015	RT	Fitchburg	WI	Actual/360	4.480%	67,998.25	41,189.24	0.00	N/A	05/01/23	--	17,626,274.95	17,585,085.71	01/01/23
16	416000095	RT	Mobile	AL	Actual/360	4.450%	66,956.47	41,001.72	0.00	04/01/23	06/01/23	--	17,473,235.36	17,432,233.64	09/01/21
19	416000088	LO	Norfolk	VA	Actual/360	4.350%	47,184.72	45,865.26	0.00	04/01/23	05/01/23	--	12,596,589.28	12,550,724.02	02/01/23
20	300470020	MF	Canton	OH	Actual/360	4.330%	45,552.68	44,574.84	0.00	04/01/23	05/01/23	--	12,217,063.65	12,172,488.81	02/01/23
21	310918100	OF	Portsmouth	NH	Actual/360	4.010%	43,087.96	31,000.80	0.00	05/01/23	06/01/23	03/01/23	12,478,212.20	12,447,211.40	02/01/23
23	310918253	MU	New Hope	PA	Actual/360	4.050%	40,766.21	28,877.63	0.00	N/A	06/01/23	--	11,689,236.36	11,660,358.73	02/01/23
24	300470024	OF	South Jordan	UT	Actual/360	3.750%	33,916.51	40,632.51	0.00	N/A	05/01/23	--	10,503,176.93	10,462,544.42	02/01/23
25	416000093	RT	Humble	TX	Actual/360	4.390%	45,557.91	24,465.94	0.00	04/05/23	06/01/23	--	12,051,470.87	12,027,004.93	02/01/23
26	440000227	RT	Green Valley	AZ	Actual/360	4.100%	41,764.43	25,279.34	0.00	04/05/23	05/01/23	--	11,829,420.29	11,804,140.95	02/01/23
27	440000229	LO	Concord	NC	Actual/360	4.580%	38,592.21	34,537.78	0.00	N/A	06/01/23	--	9,785,318.12	9,750,780.34	02/01/23
28	440000232	RT	New York	NY	Actual/360	4.080%	43,916.67	0.00	0.00	06/01/23	06/01/43	--	12,500,000.00	12,500,000.00	12/01/20
29	310916777	LO	Harrisonburg	VA	Actual/360	4.420%	35,061.25	33,300.13	0.00	04/01/23	05/01/23	--	9,211,830.48	9,178,530.35	02/01/23
31	310919009	MU	Bethesda	MD	Actual/360	4.250%	34,820.57	22,982.37	0.00	04/01/23	05/01/23	--	9,514,540.15	9,491,557.78	02/01/23
32	310918787	RT	Baton Rouge	LA	Actual/360	4.140%	29,839.07	28,541.07	0.00	04/01/23	05/01/23	--	8,370,005.18	8,341,464.11	02/01/23
33	300470033	SS	Various	VA	Actual/360	4.140%	30,916.10	21,277.47	0.00	04/01/23	05/01/23	--	8,672,117.30	8,650,839.83	02/01/23
35	410918813	RT	Torrance	CA	Actual/360	3.940%	23,103.33	6,809,562.34	0.00	04/01/23	05/01/23	--	6,809,562.34	0.00	02/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	310918868	OF	Corte Madera	CA	Actual/360	3.990%	21,350.02	23,469.19	0.00	04/01/23	05/01/23	--	6,213,926.53	6,190,457.34	02/01/23
37	310919159	MH	Carson City	NV	Actual/360	3.940%	22,722.81	16,900.47	0.00	04/01/23	05/01/23	--	6,697,405.10	6,680,504.63	02/01/23
38	416000091	RT	Various	MI	Actual/360	4.580%	26,881.33	15,696.87	0.00	04/01/23	05/01/23	--	6,815,945.82	6,800,248.95	02/01/23
39	790918648	LO	Mooresville	NC	Actual/360	4.200%	23,388.82	15,732.55	0.00	04/01/23	05/01/23	--	6,466,954.69	6,451,222.14	02/01/23
40	300470040	MF	Milwaukee	WI	Actual/360	3.990%	21,369.47	15,585.55	0.00	04/01/23	05/05/23	--	6,219,589.92	6,204,004.37	02/05/23
41	300470041	MF	Virginia Beach	VA	Actual/360	4.060%	21,727.07	15,420.97	0.00	N/A	05/01/23	--	6,214,638.96	6,199,217.99	02/01/23
43	416000081	RT	Rio Rancho	NM	Actual/360	4.120%	20,579.17	5,800,581.18	0.00	N/A	05/01/23	02/01/23	5,800,581.18	0.00	02/01/23
44	440000228	LO	Coralville	IA	Actual/360	4.900%	21,528.02	5,102,097.57	0.00	N/A	05/01/23	--	5,102,097.57	0.00	02/01/23
45	300470045	RT	Stockbridge	GA	Actual/360	4.060%	18,281.68	12,975.57	0.00	04/01/23	05/01/23	--	5,229,146.11	5,216,170.54	02/01/23
46	870917283	OF	Dallas	TX	Actual/360	4.350%	17,763.66	17,266.92	0.00	N/A	05/01/23	--	4,742,245.42	4,724,978.50	02/01/23
49	300470049	MH	Hamlin	NY	Actual/360	4.480%	18,300.17	11,018.69	0.00	04/01/23	06/05/23	--	4,743,708.08	4,732,689.39	02/05/23
51	416000092	MH	Tuscon	AZ	Actual/360	4.320%	15,197.60	14,813.98	0.00	04/01/23	06/01/23	--	4,085,375.55	4,070,561.57	02/01/23
52	300470052	RT	Corona	CA	Actual/360	4.550%	17,665.19	10,366.14	0.00	03/01/23	06/05/23	--	4,508,662.72	4,498,296.58	02/05/23
53	300470053	MH	Irving	TX	Actual/360	4.230%	14,737.50	9,800.99	0.00	03/01/23	05/05/23	--	4,045,985.24	4,036,184.25	02/05/23
54	440000222	RT	Benson	NC	Actual/360	4.150%	13,141.58	13,666.13	0.00	04/01/23	05/01/23	--	3,677,394.04	3,663,727.91	02/01/23
55	416000089	RT	Harlan	KY	Actual/360	4.300%	14,382.23	9,260.25	0.00	04/01/23	06/01/23	--	3,884,173.62	3,874,913.37	02/01/23
56	300470056	OF	Wellington	FL	Actual/360	4.100%	13,114.82	9,112.31	0.00	04/01/23	06/05/23	--	3,714,662.07	3,705,549.76	02/05/23
57	310918879	SS	Yorktown	VA	Actual/360	3.950%	13,069.18	3,842,306.79	0.00	04/01/23	05/01/23	--	3,842,306.79	0.00	02/01/23
58	300470058	MH	Donna	TX	Actual/360	4.550%	14,421.02	8,513.70	0.00	04/01/23	05/05/23	--	3,680,658.22	3,672,144.52	02/05/23
60	440000223	RT	Grand Prairie	TX	Actual/360	4.447%	8,427.91	5,167.70	0.00	04/01/23	05/01/23	--	2,200,866.38	2,195,698.68	02/01/23
61	440000224	RT	Fort Worth	TX	Actual/360	4.447%	4,448.07	2,727.39	0.00	03/01/23	05/01/23	--	1,161,568.46	1,158,841.07	02/01/23
62	300470062	SS	Norco	CA	Actual/360	4.110%	11,408.51	7,942.64	0.00	04/05/23	05/01/23	--	3,223,502.14	3,215,559.50	02/01/23
63	416000090	RT	Orlando	FL	Actual/360	4.350%	11,668.17	7,373.13	0.00	04/01/23	06/01/23	--	3,114,971.95	3,107,598.82	02/01/23
64	300470064	MH	Salem	VA	Actual/360	4.250%	9,490.06	9,470.77	0.00	05/01/23	06/01/23	--	2,593,108.36	2,583,637.59	02/01/23
65	300470065	SS	West Palm Beach	FL	Actual/360	4.380%	9,992.46	6,243.90	0.00	03/01/23	06/01/23	--	2,649,348.46	2,643,104.56	02/01/23
66	410918957	MH	Freeland	MI	Actual/360	4.320%	8,398.35	5,366.94	0.00	04/01/23	06/01/23	--	2,257,622.29	2,252,255.35	02/01/23
67	300470067	SS	Nashville	TN	Actual/360	4.720%	8,710.57	4,805.29	0.00	04/01/23	06/01/23	--	2,143,115.03	2,138,309.74	02/01/23
68	410919098	MU	New York	NY	Actual/360	4.150%	6,344.48	4,349.79	0.00	03/01/23	05/01/23	--	1,775,369.13	1,771,019.34	02/01/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	300470069	MH	Sahuarita	AZ	Actual/360	5.110%	6,723.10	5,097.24	0.00	04/01/23	06/01/23	--	1,527,881.72	1,522,784.48	02/01/23
70	300470070	MH	Davenport	FL	Actual/360	4.380%	6,135.08	3,856.52	0.00	03/01/23	05/05/23	--	1,626,623.61	1,622,767.09	02/05/23
71	300470071	MH	Austin	TX	Actual/360	5.120%	6,886.09	3,317.27	0.00	04/05/23	05/05/23	--	1,561,864.19	1,558,546.92	02/05/23
72	300470072	MH	Bradenton	FL	Actual/360	4.530%	5,217.54	4,818.12	0.00	03/01/23	04/01/23	--	1,337,545.06	1,332,726.94	02/01/23
73	300470073	MH	Central Square	NY	Actual/360	4.980%	5,344.04	4,282.48	0.00	N/A	04/01/23	--	1,246,181.23	1,241,898.75	02/01/23
Totals							3,734,125.70	85,974,396.46	0.00				1,086,704,255.01	1,000,729,858.55
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,607,866.88	12,675,168.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,712,551.90	7,597,863.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,704,505.00	9,873,971.75	01/01/22	09/30/22	02/13/23	49,802,376.04	1,888,730.51	0.00	0.00	0.00	0.00
5	9,360,368.72	5,786,903.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,891,462.40	15,962,289.22	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,017,274.66	14,093,394.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	17,538,306.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,323,768.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,577,174.29	2,865,327.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,838,914.71	1,100,225.86	01/01/22	06/30/22	--	0.00	0.00	107,615.22	322,995.91	213,805.17	0.00
15	1,826,125.63	0.00	--	--	--	0.00	0.00	106,758.98	106,758.98	0.00	0.00
16	1,093,974.88	584,150.71	01/01/22	06/30/22	11/14/22	0.00	0.00	107,610.62	1,830,166.37	0.00	0.00
19	2,131,837.37	2,558,232.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	1,206.28	0.00	Full Defeasance
23	1,678,293.20	1,453,240.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,428,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	7,963.32	0.00
27	2,392,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(619,982.00)	(193,155.50)	01/01/22	03/31/22	11/14/22	2,740,337.48	97,199.71	33,751.34	1,018,092.38	434,516.52	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	357,859.90	149,931.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,461,239.32	1,102,035.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,066,737.59	557,094.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	548,609.78	790,130.24	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,255,998.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	749,662.86	1,607,423.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	845,599.20	688,823.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	828,566.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	540,825.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	875,077.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	446,186.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	349,951.08	309,647.66	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	135,686.85	110,828.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	324,811.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	504,801.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	324,039.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	179,328.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	531,072.84	546,599.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	122,193.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	132,650,199.05	80,521,649.18				52,542,713.52	1,985,930.22	355,736.16	3,278,013.64	657,491.29	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	310918201	62,950,372.30	Payoff Prior to Maturity	0.00	0.00
35	410918813	6,792,378.84	Payoff Prior to Maturity	0.00	0.00
44	440000228	5,084,558.03	Payoff Prior to Maturity	0.00	0.00
57	310918879	3,833,903.16	Payoff Prior to Maturity	0.00	0.00
Totals		78,661,212.33		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	1	17,759,213.16	2	29,932,233.64	0	0.00	0	0.00	0	0.00	0	0.00	4	78,661,212.33	3.987036%	3.917270%	0
01/18/23	1	17,802,337.49	0	0.00	2	29,973,235.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990418%	3.924277%	1
12/16/22	0	0.00	1	17,845,305.31	2	30,014,080.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990144%	3.923703%	2
11/18/22	0	0.00	1	17,890,211.65	2	30,056,931.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991221%	3.924999%	3
10/17/22	1	17,932,860.55	0	0.00	2	30,097,457.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991459%	3.925262%	4
09/16/22	0	0.00	0	0.00	2	30,140,000.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991707%	3.925535%	5
08/17/22	0	0.00	0	0.00	2	30,180,209.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991943%	3.925794%	6
07/15/22	0	0.00	0	0.00	2	30,220,264.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992176%	3.926051%	7
06/17/22	0	0.00	0	0.00	2	30,262,353.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992420%	3.926319%	8
05/17/22	0	0.00	0	0.00	2	30,302,095.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992650%	3.926573%	9
04/18/22	0	0.00	0	0.00	2	30,343,882.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992891%	3.926838%	10
03/17/22	0	0.00	0	0.00	2	30,383,312.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993118%	3.958740%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	440000219	11/01/22	2	2	107,615.22	322,995.91	216,381.17	17,890,211.65	08/31/22	2
15	300470015	01/01/23	0	B	106,758.98	106,758.98	0.00	17,626,274.95
16	416000095	09/01/21	16	6	107,610.62	1,830,166.37	9,800.00	18,127,689.68	09/02/20	1
28	440000232	12/01/20	25	6	33,751.34	1,018,092.38	565,518.63	12,500,000.00	11/06/20	2
Totals					355,736.16	3,278,013.64	791,699.80	66,144,176.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		108,309,227	108,309,227	0		0
0 - 6 Months		632,620,631	597,429,184	35,191,447		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		259,800,000	247,300,000	12,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	1,000,729,859	953,038,412	0	17,759,213	29,932,234	0
Jan-23	1,086,704,255	1,038,928,682	17,802,337	0	29,973,235	0
Dec-22	1,089,914,540	932,055,154	0	127,845,305	30,014,081	0
Nov-22	1,096,591,460	1,048,644,317	0	17,890,212	30,056,932	0
Oct-22	1,098,112,108	940,081,790	17,932,861	0	140,097,458	0
Sep-22	1,099,702,965	959,562,964	0	0	140,140,001	0
Aug-22	1,101,212,497	961,032,288	0	0	140,180,209	0
Jul-22	1,102,716,637	962,496,373	0	0	140,220,264	0
Jun-22	1,104,291,575	964,029,221	0	0	140,262,354	0
May-22	1,105,784,716	965,482,621	0	0	140,302,095	0
Apr-22	1,107,349,047	967,005,164	0	0	140,343,883	0
Mar-22	1,108,831,267	968,447,954	0	0	140,383,313	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310919320	108,309,227.30	110,000,000.00	100,000,000.00	01/01/23	9,289,510.25	1.75760	09/30/22	05/01/21	I/O
5	790913887	82,072,319.45	82,072,319.45	250,000,000.00	02/08/13	5,220,338.49	0.69970	09/30/22	05/01/23	243
14	440000219	17,759,213.16	17,890,211.65	42,400,000.00	02/19/13	760,419.86	1.17380	06/30/22	05/01/23	242
16	416000095	17,432,233.64	18,127,689.68	22,600,000.00	10/01/22	425,385.71	0.65670	06/30/22	06/01/23	219
28	440000232	12,500,000.00	12,500,000.00	12,200,000.00	10/01/22	(201,116.50)	(1.55570)	03/31/22	06/01/43	I/O
Totals		238,072,993.55	240,590,220.78	427,200,000.00		15,494,537.81

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	310919320	RT	MD	08/27/20	13
	Lender and obligors executed a stipulated receivership order on 1/26/23.

5	790913887	OF	NC	01/09/23	4
	The loan transferred 1/9/2023. Borrower has requested a loan maturity extension. Special Servicer is currently evaluating all options.

14	440000219	OF	OH	08/31/22	2

Loan transferred to special servicing due to imminent monetary default and has since gone into payment default. A pre-negotiation letter has been signed and Lender is in discussions with Borrower regarding the Loan and property. Borrower

	has communicated that they would like to transition title to the Lender. Receivership motion being drafted and foreclosure to be filed.

16	416000095	RT	AL	09/02/20	1

Loan transferred to special servicing due to the impacts of COVID-19. The Borrower signed the pre-negotiation letter and discussion regarding relief ensued. Borrower has continued to work on stabilizing asset with the lease up of vacant space.

	Leases appr oved to increase occupancy to 63%, then 69% and subsequently 74%. Borrower and Special Servicer are working to document a modification. Draft documents circulating for comment.

28	440000232	RT	NY	11/06/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender has filed a complaint with the intent to foreclose and a receiver was appointed on 8/23/2022. Final judgment of foreclosure from

	the court remains pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000094 12/16/16	14,089,775.33	22,600,000.00	15,338,417.24	568,292.52	15,338,417.24	14,770,124.72	125,268.43	0.00	0.00	125,268.43	0.83%
30	440000233 10/18/21	8,180,530.74	7,600,000.00	6,225,892.52	1,054,252.29	6,225,892.52	5,171,640.23	3,008,890.51	0.00	0.00	3,008,890.51	25.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,270,306.07	30,200,000.00	21,564,309.76	1,622,544.81	21,564,309.76	19,941,764.95	3,134,158.94	0.00	0.00	3,134,158.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000094	12/16/16	0.00	0.00	125,268.43	0.00	0.00	125,268.43	0.00	0.00	125,268.43
30	440000233	10/18/21	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	23,316.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	13,132.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,832.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,761.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,690.97	0.00	0.00	9,486.13	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	46,733.96	0.00	0.00	9,486.13	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,220.09

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Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31